Cover	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Current Fiscal Year End Date	--06-30
Entity File Number	000-29913
Entity Registrant Name	CONCIERGE TECHNOLOGIES, INC.
Entity Central Index Key	0001005101
Entity Tax Identification Number	90-1133909
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 Calle Iglesia
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	866
Local Phone Number	800-2978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false